Share-based Compensation - Valuation (Details) - Employee stock option	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Of Stock Options
Expected volatility, minimum (as a percent)	53.20%	54.20%	54.60%
Expected volatility, maximum (as a percent)	60.20%	55.40%	55.30%
Risk-free interest rate, minimum (per annum)	1.50%	1.90%	2.20%
Risk-free interest rate, maximum (per annum)	2.50%	2.40%	2.50%
Minimum
Valuation Of Stock Options
Contractual term (in years)	10 years	10 years	9 years 9 months 4 days
Exercise multiple	2.2	2.2	2.2
Maximum
Valuation Of Stock Options
Contractual term (in years)	10 years	10 years	10 years 3 months
Exercise multiple	2.8	2.8	2.8